Debt and Financing Arrangements (Tables)	12 Months Ended
Apr. 30, 2013
Debt and Financing Arrangements [Abstract]
Long-term debt

	Year Ended April 30,
	2013	2012
4.78% Senior Notes due June 1, 2014	$100.0	$100.0
6.12% Senior Notes due November 1, 2015	24.0	24.0
6.63% Senior Notes due November 1, 2018	395.0	397.9
3.50% Senior Notes due October 15, 2021	748.8	748.6
5.55% Senior Notes due April 1, 2022	350.0	400.0
4.50% Senior Notes due June 1, 2025	400.0	400.0

Total long-term debt	$2,017.8	$2,070.5
Current portion of long-term debt	50.0	50.0

Total long-term debt, less current portion	$1,967.8	$2,020.5